Expected Credit Losses Allowance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Expected Credit Losses Allowance [Abstract]
Expected credit loss related to macroeconomically scenarios	$ 91,351	$ 59,000